[LOGO] THE RESERVE FUNDS
Founders of "America's First Money Fund" Est. 1970


1250 Broadway, New York, NY 10001-3701
(212) 401-5500

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor--Resrv Partners, Inc.
RF/ANNUAL 07/99

[LOGO] THE RESERVE FUNDS
Founders of "America's First Money Fund" Est. 1970


                                 ANNUAL REPORT

RESERVE INSTITUTIONAL TRUST

  PRIMARY INSTITUTIONAL FUND
  U.S. GOVERNMENT INSTITUTIONAL FUND
  U.S. TREASURY INSTITUTIONAL FUND
  INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND



                                  MAY 31, 1999

            RESERVE INSTITUTIONAL TRUST--PRIMARY INSTITUTIONAL FUND

                     STATEMENT OF NET ASSETS--MAY 31, 1999

 PRINCIPAL                                                                                                          VALUE
   AMOUNT      NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--55.7%                                                      (NOTE 1)
------------   ----------------------------------------------                                                    ------------
               DOMESTIC--15.0%
$ 13,000,000   BankBoston, NA, 4.88%, 7/27/99.................................................................   $ 13,000,000
   9,000,000   Bankers Trust Co. N.Y., 4.92%, 6/30/99.........................................................      9,000,054
   9,000,000   Morgan Guaranty Trust Co. N.Y., 4.88%, 7/12/99.................................................      9,000,000
  13,000,000   South Trust Bank of Alabama NA, 4.885%, 7/26/99................................................     13,000,000
                                                                                                                 ------------
                                                                                                                   44,000,054
                                                                                                                 ------------
               EURO--20.2%
   9,000,000   Abbey National PLC, 4.90%, 7/7/99..............................................................      9,000,059
   9,000,000   Credit Agricole Indosuez, 4.89%, 7/12/99.......................................................      9,000,000
   9,000,000   Dresdner Bank, 4.85%, 6/21/99..................................................................      9,000,000
  13,000,000   National Westminster Bank PLC, 4.98%, 9/2/99*..................................................     13,000,000
  10,000,000   Norddeutsche Landesbank Girozentrale, 4.88%, 8/16/99...........................................     10,000,104
   9,000,000   Svenska Handelsbanken, 4.875%, 6/8/99..........................................................      9,000,009
                                                                                                                 ------------
                                                                                                                   59,000,172
                                                                                                                 ------------
               YANKEE--20.5%
  13,000,000   Banque Nationale de Paris, 4.95%, 8/27/99......................................................     13,000,000
  12,000,000   BHF Bank AG, 4.86%, 6/18/99....................................................................     12,000,000
  13,000,000   Canadian Imperial Bank of Commerce, 4.82%, 6/28/99.............................................     13,000,000
  13,000,000   Lloyds Bank PLC, 4.90%, 7/26/99................................................................     13,000,000
   9,000,000   Westdeutsche Landesbank Girozentrale, 4.88%, 6/16/99...........................................      9,000,000
                                                                                                                 ------------
                                                                                                                   60,000,000
                                                                                                                 ------------
               Total Negotiable Bank Certificates of Deposit (Cost $163,000,226)..............................    163,000,226
                                                                                                                 ------------
               COLLATERALIZED PROMISSORY NOTES--6.1% (B)
   9,000,000   ABN/AMRO, 4.82%, 7/19/99.......................................................................      8,942,100
   9,000,000   Societe Generale, North America, Inc., 4.83%, 6/9/99...........................................      8,990,330
                                                                                                                 ------------
               Total Collateralized Promissory Notes (Cost $17,932,430).......................................     17,932,430
                                                                                                                 ------------
               REPURCHASE AGREEMENTS--42.4%
  59,000,000   Bear, Stearns & Co. Inc., 4.90%, 6/1/99 (collateralized by GNMA 6.50%-7.00% due from 7/15/27 to
                5/15/29 valued at $61,117,008)................................................................     59,000,000
  65,000,000   Salomon Smith Barney, 4.90%, 6/1/99 (collateralized by FNMA 5.50%-10.00% due from 11/1/99 to
                6/1/29 valued at 54,688,000, and FMAC 5.50%-8.50% due from 9/1/09 to 5/1/29 valued at
                $13,693,239)..................................................................................     65,000,000
                                                                                                                 ------------
               Total Repurchase Agreements (Cost $124,000,000)................................................    124,000,000
                                                                                                                 ------------
               TOTAL INVESTMENTS (COST $304,932,656).................................................    104.2%   304,932,656
               LIABILITIES, LESS OTHER ASSETS........................................................     (4.2)   (12,387,483)
                                                                                                        ------   ------------
               NET ASSETS............................................................................    100.0%  $292,545,173
                                                                                                        ------   ------------
                                                                                                        ------   ------------

               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF EACH CLASS BASED ON
                SHARES OF BENEFICIAL INTEREST $.001 PAR VALUE OUTSTANDING AND EQUIVALENT TO
                THE NET ASSETS OF EACH CLASS:
                    75,801,361 SHARES CLASS A.....................................................   $1.00
                                                                                                     =====
                    4,223,363 SHARES CLASS B......................................................   $1.00
                                                                                                     =====
                    58,440,601 SHARES CLASS C.....................................................   $1.00
                                                                                                     =====
                    154,079,848 SHARES TREASURER'S TRUST..........................................   $1.00
                                                                                                     =====

                       SEE NOTES TO FINANCIAL STATEMENTS.

        RESERVE INSTITUTIONAL TRUST--U.S. GOVERNMENT INSTITUTIONAL FUND

                     STATEMENT OF NET ASSETS--MAY 31, 1999

 PRINCIPAL                                                                                                          VALUE
   AMOUNT      REPURCHASE AGREEMENTS-98.1%                                                                         (NOTE 1)
------------   ---------------------------                                                                        ------------
$ 14,000,000   Bear, Stearns & Co. Inc., 4.88%, 6/1/99 (collateralized by GNMA, 6.375%-8.00%, due from 5/15/14
                to 10/15/27, valued at $15,802,826)...........................................................   $ 14,000,000
  11,000,000   Prudential Securities Inc., 4.85%, 6/1/99 (collateralized by GNMA, 6.50%-9.75%, due from
                4/15/14 to 5/15/29, valued at $11,330,000)....................................................     11,000,000
  11,000,000   Goldman Sachs, 4.75%, 6/1/99 (collateralized by GNMA, 6.00%-7.00%, due from 12/15/28 to
                2/15/29, valued at $11,330,000)...............................................................     11,000,000
  11,000,000   Salomon Smith Barney, 4.90%, 6/1/99 (collateralized by GNMA, 7.00%, due 6/20/28, valued at
                $11,330,000)..................................................................................     11,000,000
                                                                                                                 ------------
               TOTAL INVESTMENTS (COST $47,000,000)..................................................     98.1%    47,000,000
               OTHER ASSETS, LESS LIABILITIES........................................................      1.9        900,877
                                                                                                        ------   ------------
               NET ASSETS............................................................................    100.0%  $ 47,900,877
                                                                                                        ------   ------------
                                                                                                        ------   ------------

               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF EACH CLASS BASED ON SHARES
                OF BENEFICIAL INTEREST $.001 PAR VALUE OUTSTANDING AND EQUIVALENT TO THE NET ASSETS
                OF EACH CLASS:
                   36,526,992 SHARES CLASS A.....................................................   $1.00
                                                                                                    =====
                   6,438,967 SHARES CLASS B......................................................   $1.00
                                                                                                    =====
                   4,934,918 SHARES TREASURER'S TRUST............................................   $1.00
                                                                                                    =====

        RESERVE INSTITUTIONAL TRUST--U.S. TREASURY INSTITUTIONAL FUND

                    STATEMENT OF NET ASSETS--MAY 31, 1999

 PRINCIPAL                                                                                                          VALUE
   AMOUNT      U.S. TREASURY BILLS--99.5%                                                                         (NOTE 1)
------------   --------------------------                                                                        ------------
$  1,200,000   4.39%, 6/10/99.................................................................................   $  1,198,683
     500,000   4.48%, 6/24/99.................................................................................        498,569
   1,500,000   4.465%, 8/5/99.................................................................................      1,487,907
   2,800,000   4.475%, 8/12/99................................................................................      2,774,940
   3,500,000   4.42%-4.485%, 8/19/99..........................................................................      3,465,909
   2,200,000   4.515%, 8/26/99................................................................................      2,176,291
   2,700,000   4.315%-4.36%, 9/2/99...........................................................................      2,669,729
     300,000   4.48%, 9/16/99.................................................................................        296,005
   1,100,000   4.57%, 10/14/99................................................................................      1,081,150
                                                                                                                 ------------
               TOTAL INVESTMENTS (COST $15,649,183)..................................................     99.5%    15,649,183
               OTHER ASSETS, LESS LIABILITIES........................................................       .5         74,911
                                                                                                        ------   ------------
               NET ASSETS............................................................................    100.0%  $ 15,724,094
                                                                                                        ------   ------------
                                                                                                        ------   ------------

               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED ON 15,724,094 SHARES OF
                TREASURER'S TRUST BENEFICIAL INTEREST $.001 PAR VALUE OUTSTANDING:............................          $1.00

                       SEE NOTES TO FINANCIAL STATEMENTS.

     RESERVE INSTITUTIONAL TRUST--INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND

                     STATEMENT OF NET ASSETS--MAY 31, 1999

 PRINCIPAL                                                                                                          VALUE
   AMOUNT      TAX-EXEMPT OBLIGATIONS--97.7%                                                                      (NOTE 1)
------------   -----------------------------                                                                     ------------
               ARIZONA--10.6%
$    700,000   Apache County IDA for Tucson Electric Power Company Series 83A, 3.25%, 12/15/18 (a)............   $    700,000
   1,500,000   Apache County IDA for Tucson Electric Power Company Series 83B, 3.40%, 12/15/18 (a)                  1,500,000
   1,500,000   Pima County IDA PCR for Tucson Electric Project, 3.40%, 10/1/22 (a)............................      1,500,000
                                                                                                                 ------------
                                                                                                                    3,700,000
                                                                                                                 ------------
               COLORADO--1.4%
     500,000   Smith Creek Metropolitan District Eagle County, 3.30%, 10/1/35 (a).............................        500,000
                                                                                                                 ------------

               DISTRICT OF COLUMBIA--1.4%
     500,000   Washington, DC George Washington University, 3.35%, 3/1/06 (a).................................        500,000
                                                                                                                 ------------

               FLORIDA--5.2%
     500,000   Florida Local Gov't Financial Authority for Lake Wales Medical Centers, Series A, 3.25%,
                3/1/15 (a)....................................................................................        500,000
   1,000,000   Manatee County PCR for Florida Power and Light, 3.30%, 9/1/24 (a)..............................      1,000,000
     300,000   Martin County PCR for Florida Power and Light Co., Series 94, 3.30%, 9/1/24 (a)................        300,000
                                                                                                                 ------------
                                                                                                                    1,800,000
                                                                                                                 ------------
               GEORGIA--4.3%
   1,000,000   Clayton County Housing Authority for Rainwood Development, Ser. 85A, 3.47%, 5/1/06 (a).........      1,000,000
     500,000   Hapeville IDA for Hapeville Hotel Partnership Project, 3.30%, 11/1/05 (a)......................        500,000
                                                                                                                 ------------
                                                                                                                    1,500,000
                                                                                                                 ------------
               ILLINOIS--4.4%
     500,000   Chicago Emergency Telephone System GOB, 4.50%, 1/1/00..........................................        503,408
   1,000,000   Illinois Health Facility Authority Revolving Fund Pooled Series 1985 F, 3.20%, 8/1/15 (a)......      1,000,000
                                                                                                                 ------------
                                                                                                                    1,503,408
                                                                                                                 ------------
               IOWA--1.4%
     500,000   Iowa Finance Authority Bonds for Health Care Systems Series 98 B, 3.25%, 7/1/20 (a)............        500,000
                                                                                                                 ------------

               LOUISIANA--5.7%
     500,000   Calcasieu Parish, Sales Tax District 4A, 3.25%, 9/1/99.........................................        500,000
   1,500,000   Lake Charles Harbor & Terminal District--CITGO Peter Corp. Series 84, 3.30%, 8/1/07 (a)........      1,500,000
                                                                                                                 ------------
                                                                                                                    2,000,000
                                                                                                                 ------------
               MARYLAND--3.7%
   1,300,000   Baltimore IDA for Mayor and City Council Project, 3.20%, 8/1/16 (a)............................      1,300,000
                                                                                                                 ------------

               MASSACHUSETTS--6.9%
     400,000   Massachusetts GOB Series 97, 3.25%, 8/1/15 (a).................................................        400,000
     500,000   Massachusetts IFA for Governor Dummer Academy, 3.15%, 7/1/26 (a)...............................        500,000
   1,000,000   Massachusetts Water Resource Authority Series 97 A, 3.05%, 4/1/28 (a)..........................      1,000,000
     500,000   Triton Regional School District BAN, 3.50%, 4/12/00............................................        501,462
                                                                                                                 ------------
                                                                                                                    2,401,462
                                                                                                                 ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

     RESERVE INSTITUTIONAL TRUST--INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND

 PRINCIPAL                                                                                                          VALUE
   AMOUNT      TAX-EXEMPT OBLIGATIONS--(CONTINUED)                                                                (NOTE 1)
------------   -----------------------------------                                                               ------------
               MICHIGAN--8.7%
$  1,000,000   Garden City Hospital Finance Authority, 3.30%, 9/1/26 (a)......................................   $  1,000,000
   1,000,000   Michigan Housing Development Authority for Laurel Valley, 3.25%, 12/1/07 (a)...................      1,000,000
     500,000   Michigan Job Development Authority for Gordon Food Service, 3.25%, 8/1/15 (a)..................        500,000
     500,000   Michigan Job Development Authority for Hitachi Metals, 4.15%, 1/1/04 (a).......................        500,000
                                                                                                                 ------------
                                                                                                                    3,000,000
                                                                                                                 ------------
               NEW JERSEY--1.4%
     500,000   New Jersey EDA for Volvo of America Corp., 3.79%, 12/1/04 (a)..................................        500,000
                                                                                                                 ------------

               NEW YORK--9.2%
     500,000   New York City GOB Series A4, 3.30%, 8/1/23 (a).................................................        500,000
     700,000   New York City GOB Series A7, 3.40%, 8/1/20 (a).................................................        700,000
   1,000,000   New York City GOB Series E3, 3.40%, 8/1/23 (a).................................................      1,000,000
   1,000,000   New York City GOB Series E6, 3.40%. 8/1/19 (a).................................................      1,000,000
                                                                                                                 ------------
                                                                                                                    3,200,000
                                                                                                                 ------------
               OHIO--1.4%
     500,000   Sharonville IDA for Edgecomb Metals Inc., 3.25%, 11/1/09 (a)...................................        500,000
                                                                                                                 ------------

               OKLAHOMA--1.4%
     500,000   Oklahoma IDA for Christian College, 4.62%, 7/1/15 (a)..........................................        500,000
                                                                                                                 ------------

               PENNSYLVANIA--13.7%
   1,000,000   Allegheny Hospital Dev. Auth. for Allegheny Hospital Series B, 4.30%, 9/1/20 (a)...............      1,000,000
     500,000   Allegheny Hospital Dev. Auth. for Children's Hospital Series B, 3.30%, 12/1/15 (a).............        500,000
     475,000   Clarion County IDA Special Development Revenue Bonds for Meritcare Project, Series A, 3.30%,
                12/1/12 (a)...................................................................................        475,000
     800,000   Delaware Valley Finance Authority Rev. Bonds Series 85A, 3.20%, 12/1/20 (a)....................        800,000
     500,000   Emmaus GOB Local Government Revenue Bonds, 3.25%, 12/1/28 (a)..................................        500,000
   1,000,000   Lehigh IDA for Allentown Airport, 3.30%, 12/1/05 (a)...........................................      1,000,000
     500,000   York County General Authority Pooled Financing, 3.25%, 9/1/26 (a)..............................        500,000
                                                                                                                 ------------
                                                                                                                    4,775,000
                                                                                                                 ------------
               TENNESSEE--1.3%
     455,000   Chattanooga IDA for Baylor School Project, 3.30%, 11/1/16 (a)..................................        455,000
                                                                                                                 ------------

               TEXAS--5.6%
     500,000   Harris County HFDC for Greater Houston Project, 3.40%, 11/1/25 (a).............................        500,000
   1,000,000   Midlothian IDC for Holnam Inc., 3.30%, 12/1/09 (a).............................................      1,000,000
     465,000   Port Arthur IDC for American Petrofina, 3.35%, 5/1/03 (a)......................................        465,000
                                                                                                                 ------------
                                                                                                                    1,965,000
                                                                                                                 ------------
               VIRGINIA--4.3%
   1,500,000   Hampton MFHRB Avalon at Hampton I-A Project, 3.15%, 6/15/26 (a)................................      1,500,000
                                                                                                                 ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

     RESERVE INSTITUTIONAL TRUST--INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND

 PRINCIPAL                                                                                                          VALUE
   AMOUNT      TAX-EXEMPT OBLIGATIONS--(CONTINUED)                                                                (NOTE 1)
------------   -----------------------------------                                                               ------------
               WASHINGTON--4.3%
$  1,500,000   Port of Seattle IDC for Douglas Management Corp., 4.20%, 12/1/05 (a)...........................   $  1,500,000
                                                                                                                 ------------

               WISCONSIN--1.4%
     500,000   Green Bay IDA for St. Mary Cement Company Ltd., 3.60%, 11/1/00 (a).............................        500,000
                                                                                                                 ------------
                                                                                                                   34,099,870
               TOTAL INVESTMENTS (COST $34,099,870).............................................     97.7%

               OTHER ASSETS, LESS LIABILITIES...................................................      2.3             813,421
                                                                                                    -----        ------------

               NET ASSETS.......................................................................    100.0%       $ 34,913,291
                                                                                                    -----        ------------
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED ON SHARES OF
                EACH CLASS OF BENEFICIAL INTEREST $.001 PAR VALUE OUTSTANDING AND EQUIVALENT
                TO THE NET ASSETS OF EACH CLASS:

                   11,185,912 SHARES CLASS A.....................................................   $1.00

                   23,727,379 SHARES TREASURER'S TRUST...........................................   $1.00

---------------

(a) The interest rates, as reported May 31, 1999, are subject to change periodically. The securities are payable on demand and are collateralized by letters of credit, other bank credit agreements or financial guaranty assurance agencies.

(b) Collateralized by bank letters of credit.

*  Represents a when-issued security.

                                    GLOSSARY

BAN       =    Bond Anticipation Note
EDA       =    Economic Development Authority
IFA       =    Industrial Finance Authority
FMAC      =    FHLMC Adjustable Rate Mortgage-Backed Pass-Through
                 Participation Certificates
GNMA      =    Government National Mortgage Association Mortgage-Backed
                 Pass-Through Securities
GOB       =    General Obligation Bonds
HFDC      =    Housing Finance Development Corp.
IDA       =    Industrial Development Authority Revenue Bonds
IDC       =    Industrial Development Corp Revenue Bonds
MFHRB     =    Multi-Family Housing Revenue Bonds
PCR       =    Pollution Control Revenue Bonds

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          RESERVE INSTITUTIONAL TRUST

                            STATEMENTS OF OPERATIONS

                        FOR THE YEAR ENDED MAY 31, 1999

                                                                                  U.S.               U.S.            INTERSTATE
                                                              PRIMARY          GOVERNMENT          TREASURY          TAX-EXEMPT
                                                           INSTITUTIONAL      INSTITUTIONAL      INSTITUTIONAL      INSTITUTIONAL
                                                               FUND               FUND               FUND               FUND
                                                           ---------------    ---------------    ---------------    ---------------
INTEREST INCOME (Note 1)................................     $ 9,718,458        $ 2,137,540         $ 319,321          $ 567,078
                                                             -----------        -----------         ---------          ---------

EXPENSES (Note 2)
  Comprehensive fees:...................................         471,714            109,902            18,824             41,856
  12b-1 fees (Class C)..................................           8,367                 --                --                 --
  Shareholder services fees:
    Class B.............................................           8,623              9,173                --                320
    Class C.............................................           8,367                 --                --                 --
    Treasurer's Trust...................................         355,497             14,807            18,824             37,241
  Other operating expenses--
    Treasurer's Trust...................................         141,928              5,855             7,520             14,891
                                                             -----------        -----------         ---------          ---------
  Total Expenses before waivers.........................         994,496            139,737            45,168             94,308
  Less: expenses waived.................................              --                 --           (27,253)                --
                                                             -----------        -----------         ---------          ---------
  Net Expenses..........................................         994,496            139,737            17,915             94,308
                                                             -----------        -----------         ---------          ---------
NET INVESTMENT INCOME, representing Net Increase in Net
  Assets from Investment Operations.....................     $ 8,723,962        $ 1,997,803         $ 301,406          $ 472,770
                                                             -----------        -----------         ---------          ---------
                                                             -----------        -----------         ---------          ---------

                       SEE NOTES TO FINANCIAL STATEMENT.

                          RESERVE INSTITUTIONAL TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

                                          PRIMARY                          U.S. GOVERNMENT             U.S. TREASURY
                                       INSTITUTIONAL                        INSTITUTIONAL              INSTITUTIONAL
                             ---------------------------------     -------------------------------     --------------
                               YEAR ENDED         YEAR ENDED        YEAR ENDED       PERIOD ENDED      PERIOD ENDED
                                 MAY 31,            MAY 31,           MAY 31,          MAY 31,            MAY 31,
                                  1999               1998              1999            1998(A)            1999(C)
                             ---------------     -------------     -------------     -------------     --------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 INVESTMENT OPERATIONS:
 Net investment income...    $     8,723,962     $   6,104,300     $   1,997,803      $   129,906       $    301,406
                             ---------------     -------------     -------------      -----------       ------------

DISTRIBUTIONS TO
 SHAREHOLDERS FROM NET
 INVESTMENT INCOME
 (Note 1):
 Class A.................         (1,858,597)         (562,364)       (1,520,574)              --                 --
 Class B.................           (206,486)         (748,323)         (215,653)        (119,221)                --
 Class C.................           (137,927)               --                --          (10,685)                --
 Treasurer's Trust.......         (6,520,952)       (4,793,613)         (261,576)              --           (301,406)
                             ---------------     -------------     -------------      -----------       ------------
Total Dividends to
 Shareholders............         (8,723,962)       (6,104,300)       (1,997,803)        (129,906)          (301,406)
                             ---------------     -------------     -------------      -----------       ------------

FROM CAPITAL SHARE
 TRANSACTIONS (at net
 asset value of $1.00 per
 share):
 Net proceeds from sale
   of shares.............      1,544,713,374       930,964,321       185,966,100       17,950,641         48,349,768
 Dividends reinvested....          8,723,962         6,104,300         1,997,803          129,906            301,406
 Cost of shares
   redeemed..............     (1,447,380,639)     (752,587,782)     (149,132,456)      (9,011,117)       (32,927,080)
                             ---------------     -------------     -------------      -----------       ------------
 Net increase derived
   from capital share
   transactions and from
   Investment
   operations............        106,056,697       184,480,839        38,831,447        9,069,430         15,724,094

NET ASSETS:
Beginning of period......        186,488,476         2,007,637         9,069,430               --                 --
                             ---------------     -------------     -------------      -----------       ------------
End of period............    $   292,545,173     $ 186,488,476     $  47,900,877      $ 9,069,430       $ 15,724,094
                             ---------------     -------------     -------------      -----------       ------------
                             ---------------     -------------     -------------      -----------       ------------

                                     INTERSTATE
                                     TAX-EXEMPT
                                   INSTITUTIONAL
                           ------------------------------
                            YEAR ENDED      PERIOD ENDED
                             MAY 31,           MAY 31,
                               1999            1998(B)
                           ------------     -------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 INVESTMENT OPERATIONS:
 Net investment income...  $    472,770     $      24,600
                           ------------     -------------
DISTRIBUTIONS TO
 SHAREHOLDERS FROM NET
 INVESTMENT INCOME
 (Note 1):
 Class A.................       (52,593)               --
 Class B.................        (4,840)               --
 Class C.................            --           (24,600)
 Treasurer's Trust.......      (415,337)               --
                           ------------     -------------
Total Dividends to
 Shareholders............      (472,770)          (24,600)
                           ------------     -------------
FROM CAPITAL SHARE
 TRANSACTIONS (at net
 asset value of $1.00 per
 share):
 Net proceeds from sale
   of shares.............   102,124,017        14,845,121
 Dividends reinvested....       472,770            24,600
 Cost of shares
   redeemed..............   (81,714,432)         (838,785)
                           ------------     -------------
 Net increase derived
   from capital share
   transactions and from
   Investment
   operations............    20,882,355        14,030,936
NET ASSETS:
Beginning of period......    14,030,936                --
                           ------------     -------------
End of period............  $ 34,913,291     $  14,030,936
                           ------------     -------------
                           ------------     -------------

---------------

    (a) For the period from September 15, 1997 (Commencement of Operations) to May 31, 1998.

    (b) For the period from May 13, 1998 (Commencement of Operations) to May 31, 1998.

    (c) For the period October 21, 1998 (Commencement of Operations) to May 31, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS


(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Reserve Institutional Trust (the "Trust") is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

      A. The Trust's authorized shares of beneficial interest are unlimited, and currently are divided into four series: Primary Institutional, U.S. Government Institutional, U.S. Treasury Institutional and Interstate Tax-Exempt Institutional (collectively the "Funds"). Additionally, each Fund is divided into five classes of shares with similar investment objectives, but with different expense ratios.

      B. Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost at the time of purchase, and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. The maturity of floating or variable rate instruments in which the Fund may invest will be deemed to be, for floating rate instruments (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument; and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument's next rate adjustment, for purpose of Rule 2a-7 and for computing the portfolio's average weighted life to maturity.

      C. It is the Trust's policy to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

      D. Security transactions are recorded on a trade date basis; interest income is accrued daily and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares.

      E. Expenses are allocated based on a Fund's net assets and/or number of shareholder accounts. Those expenses recognized as directly attributable to a specific Fund are charged to that Fund directly.

      F. The Trusts may enter into repurchase agreements with financial institutions and securities dealers who are deemed credit-worthy pursuant to guidelines established by the Funds' Board of Trustees. The Funds' Investment Adviser will follow procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and interest. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings. The Trust's custodian holds the underlying securities subject to repurchase agreements.

(2)   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

      Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and the Funds, RMCI serves as the Funds' Investment Adviser subject to the direction of the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations of each Fund. RMCI manages the Fund's investments, effects purchases and sales thereof, and absorbs certain promotional expenses. For its services as Investment Adviser, RMCI charges each Class a comprehensive management fee of .25% of the average daily net assets.

      Each Fund's operating expenses are limited to an annual rate of .25% for Class A, .45% for Class B and .60% for Treasurer's Trust of each Class' average daily net assets. The operating expense limitation does not include brokerage fees and commissions, interest charges, taxes and extraordinary legal fees and expenses. During the year ended May 31, 1999, RMCI voluntarily waived $27,253 of U.S. Treasury Institutional Fund's total expenses.

      DISTRIBUTION ASSISTANCE AND SHAREHOLDER SERVICE:

      Pursuant to a Plan of Distribution, each Fund makes payments to firms for distribution assistance and administrative services provided to shareholders of Class C and D at an annual rate of .25% and .50%, respectively. To date, no payments have been made by Class D since it has yet to begin operations. In addition, under the Plan, shareholders of Class B, C, D and Treasurer's Trust may make payments to firms (including
      RMCI) providing shareholder services, including maintaining shareholder accounts, responding to shareholder inquiries and providing certain other services, at an annual rate of .20%, .25%, .25% and .25%, respectively.

(3)   MANAGEMENT'S USE OF ESTIMATES:

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(4)   COMPOSITION OF NET ASSETS:

      At May 31, 1999, the composition of each Fund's net assets was as follows:

                                                                                                                     INTERSTATE
                                                                  PRIMARY       U.S. GOVERNMENT    U.S. TREASURY     TAX-EXEMPT
                                                               INSTITUTIONAL    INSTITUTIONAL      INSTITUTIONAL    INSTITUTIONAL
                                                                   FUND              FUND              FUND             FUND
                                                               -------------    ---------------    -------------    -------------
      Par Value.............................................   $     292,545     $      47,900      $    15,724      $    34,913
      Paid-in-Capital.......................................     292,252,628        47,852,977       15,708,370       34,878,378
                                                               -------------     -------------      -----------      -----------
      Net Assets............................................   $ 292,545,173     $  47,900,877      $15,724,094      $34,913,291
                                                               -------------     -------------      -----------      -----------
                                                               -------------     -------------      -----------      -----------

(5)   CAPITAL SHARE TRANSACTIONS

      For the years ended May 31, 1999 and 1998, the capital share transactions with each share representing $1 of net assets of each Fund was as follows:

      YEAR ENDED MAY 31, 1999:

      PRIMARY INSTITUTIONAL

                                                                                                TREASURER'S
                                                               CLASS A           CLASS B           TRUST           CLASS C
                                                            --------------    -------------    -------------    -------------

      Sold...............................................      591,162,085       10,331,062      876,047,357       67,172,870
      Reinvested.........................................        1,858,597          206,486        6,520,952          137,928
      Redeemed...........................................     (521,631,338)     (16,690,430)    (900,188,675)      (8,870,196)
                                                            --------------    -------------    -------------    -------------
      Net Increase (Decrease)............................       71,389,344       (6,152,882)     (17,620,366)      58,440,602
                                                            --------------    -------------    -------------    -------------
                                                            --------------    -------------    -------------    -------------

      U.S. GOVERNMENT INSTITUTIONAL
                                                                                                                TREASURER'S
                                                                                  CLASS A         CLASS B          TRUST
                                                                                ------------    ------------    ------------
      Sold...................................................................    122,168,766      32,646,145      31,151,190
      Reinvested.............................................................      1,520,574         215,653         261,577
      Redeemed...............................................................    (87,162,348)    (32,230,911)    (29,739,198)
                                                                                ------------    ------------    ------------
      Net Increase (Decrease)................................................     36,526,992         630,887       1,673,569
                                                                                ------------    ------------    ------------
                                                                                ------------    ------------    ------------

      U.S. TREASURY INSTITUTIONAL
                                                                                                              TREASURER'S
                                                                                                                 TRUST
                                                                                                              -----------
      Sold.................................................................................................    48,349,768
      Reinvested...........................................................................................       301,406
      Redeemed.............................................................................................   (32,927,080)
                                                                                                              -----------
      Net Increase (Decrease)..............................................................................    15,724,094
                                                                                                              -----------
                                                                                                              -----------

      INTERSTATE TAX-EXEMPT INSTITUTIONAL
                                                                                                                TREASURER'S
                                                                                  CLASS A         CLASS B          TRUST
                                                                                ------------    ------------    ------------
      Sold...................................................................     13,573,613         572,192      87,978,212
      Reinvested.............................................................         52,593           4,840         415,337
      Redeemed...............................................................     (2,440,294)       (577,032)    (78,697,106)
                                                                                ------------    ------------    ------------
      Net Increase (Decrease)................................................     11,185,912              --       9,696,443
                                                                                ------------    ------------    ------------
                                                                                ------------    ------------    ------------

      YEAR ENDED MAY 31, 1998:

      PRIMARY INSTITUTIONAL
                                                                                                                TREASURER'S
                                                                                 CLASS A         CLASS B           TRUST
                                                                               ------------    ------------    -------------
      Sold..................................................................     80,769,940      46,220,750      803,973,631
      Reinvested............................................................        562,364         748,323        4,793,613
      Redeemed..............................................................    (76,920,287)    (38,600,465)    (637,067,030)
                                                                               ------------    ------------    -------------
      Net Increase (Decrease)...............................................      4,412,017       8,368,608      171,700,214
                                                                               ------------    ------------    -------------
                                                                               ------------    ------------    -------------

      U.S. GOVERNMENT INSTITUTIONAL
                                                                                                CLASS B         CLASS C
                                                                                              ------------    ------------
      Sold.................................................................................     14,076,079       3,874,562
      Reinvested...........................................................................        119,221          10,685
      Redeemed.............................................................................     (8,387,219)       (623,898)
                                                                                              ------------    ------------
      Net Increase (Decrease)..............................................................      5,808,081       3,261,349
                                                                                              ------------    ------------
                                                                                              ------------    ------------

      INTERSTATE TAX-EXEMPT INSTITUTIONAL
                                                                                                                CLASS C
                                                                                                              -----------
      Sold.................................................................................................    14,845,121
      Reinvested...........................................................................................        24,600
      Redeemed.............................................................................................      (838,785)
                                                                                                              -----------
      Net Increase (Decrease)..............................................................................    14,030,936
                                                                                                              -----------
                                                                                                              -----------

(6)   FINANCIAL HIGHLIGHTS:

      Contained below is per share operating performance data for a share of beneficial interest outstanding for the periods as indicated.


      PRIMARY INSTITUTIONAL FUND

                                       CLASS A                        CLASS B                   TREASURER'S TRUST        CLASS C
                                  ------------------       -----------------------------        ------------------     ------------
                                  FISCAL                                                        FISCAL
                                   YEAR      PERIOD           FISCAL YEAR        PERIOD          YEAR      PERIOD      PERIOD ENDED
                                   ENDED      ENDED          ENDED MAY 31,        ENDED          ENDED      ENDED        MAY 31,
                                  MAY 31,    MAY 31,       ------------------    MAY 31,        MAY 31,    MAY 31,     ------------
                                   1999      1998(A)        1999       1998      1997(B)         1999      1998(C)      1999(F)
                                  -------    -------       -------    -------    -------        -------    -------     ------------
      Net asset value at
        beginning of period....   $1.0000    $1.0000       $1.0000    $1.0000    $1.0000        $1.0000    $1.0000       $ 1.0000
                                  -------    -------       -------    -------    -------        -------    -------       --------
      Net investment income
        from investment
        operations.............     .0509      .0332         .0488      .0529      .0179          .0470      .0322          .0036
      Less dividends from net
        investment income......    (.0509)    (.0332)       (.0488)    (.0529)    (.0179)        (.0470)    (.0322)        (.0036)
                                  -------    -------       -------    -------    -------        -------    -------       --------
      Net asset value at end of
        period.................   $1.0000    $1.0000       $1.0000    $1.0000    $1.0000        $1.0000    $1.0000       $ 1.0000
                                  -------    -------       -------    -------    -------        -------    -------       --------
                                  -------    -------       -------    -------    -------        -------    -------       --------
      Total Return.............      5.09%      5.49%(d)      4.88%      5.29%      4.95%(d)       4.70%      5.13%(d)      4.11%(d)

      RATIOS/SUPPLEMENTAL DATA

      Net assets end of period
        (millions).............   $  75.8    $   4.4       $   4.2    $  10.4    $   2.0        $ 154.1    $ 171.7       $   58.4
      Ratio of expenses to
        average net assets.....       .25%       .25%(d)       .45%       .45%       .50%(d)(e)     .60%       .60%(d)       .75%(d)
      Ratio of net investment
        income to average net
        assets.................      4.79%      5.35%(d)      4.79%      5.16%      4.81%(d)(e)    4.59%      5.00%(d)      4.12%(d)

       ---------------
       (a)   From October 23, 1997 (Commencement of Operations) to May 31, 1998.
       (b)   From January 21, 1997 (Commencement of Operations) to May 31, 1997.
       (c)   From October 15, 1997 (Commencement of Operations) to May 31, 1998.
       (d)   Annualized.
       (e) Due to the voluntary waiver of certain expenses by RMCI, the net expense ratio and net investment income amounted to .48% and 4.83%, respectively, for the period ended May 31, 1997.
       (f)   From April 30, 1999 (Commencement of Operations) to May 31, 1999.


      U.S. GOVERNMENT INSTITUTIONAL FUND
                                                     CLASS A                 CLASS B                      TREASURER'S TRUST
                                                   ------------    -----------------------------    -----------------------------
                                                   PERIOD ENDED    FISCAL YEAR      PERIOD ENDED    FISCAL YEAR      PERIOD ENDED
                                                    MAY 31,        ENDED MAY 31,     MAY 31,          ENDED           MAY 31,
                                                    1999(A)           1999           1998(B)        MAY 31, 1999      1998(C)
                                                   ------------    -------------    ------------    -------------    ------------
      Net asset value at beginning of period....     $ 1.0000         $1.0000         $ 1.0000         $1.0000         $ 1.0000
                                                     --------         -------         --------         -------         --------
      Net investment income from investment
        operations..............................        .0228           .0471            .0364           .0455            .0036
      Less dividends from net investment
        income..................................       (.0228)         (.0471)          (.0364)         (.0455)          (.0036)
                                                     --------         -------         --------         -------         --------
      Net asset value at end of period..........     $ 1.0000         $1.0000         $ 1.0000         $1.0000         $ 1.0000
                                                     --------         -------         --------         -------         --------
                                                     --------         -------         --------         -------         --------
      Total Return..............................         4.60%(d)        4.71%            5.13%(d)        4.55%            4.85%(d)

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of period (millions).......     $   36.5         $   6.4         $    5.8         $   4.9         $    3.3
      Ratio of expenses to average net assets...          .25%(d)         .45%             .45%(d)         .60%             .60%(d)
      Ratio of net investment income to average
        net assets..............................         4.55%(d)        4.70%            5.00%(d)        4.42%            4.73%(d)

       ---------------
       (a)   From December 2, 1998 (Commencement of Operations) to
             May 31, 1999.
       (b)   From September 15, 1997 (Commencement of Operations) to
             May 31, 1998.
       (c)   From May 5, 1998 (Commencement of Operations) to May 31, 1998.
       (d)   Annualized.

      U.S. TREASURY INSTITUTIONAL FUND--TREASURER'S TRUST
                                                                                                            FISCAL YEAR
                                                                                                            ENDED MAY 31,
                                                                                                             1999(A)
                                                                                                            -------------
      Net asset value beginning of period................................................................      $1.0000
                                                                                                               -------
      Net investment income from investment operations...................................................        .0245
      Less dividends from net investment income..........................................................       (.0245)
                                                                                                               -------
      Net asset value at end of period...................................................................      $1.0000
                                                                                                               -------
                                                                                                               -------
      Total Return.......................................................................................         4.03%(b)

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of period (millions)................................................................      $  15.7
      Ratio of expenses to average net assets............................................................          .60%(b,c)
      Ratio of net investment income to average net assets...............................................         3.66%(b,c)

       ---------------
       (a)   From October 21, 1998 (Commencement of Operations) to May 31, 1999.
       (b)   Annualized.
       (c) During this period ended May 31, 1999, RMCI voluntarily waived a portion of its fee. Due to the voluntary waiver of certain expenses by RMCI, the net expense ratio and net investment income amounted to .24% and 4.02%, respectively.


      INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND
                                                                    CLASS A         CLASS B             TREASURER'S TRUST
                                                                  ------------    ------------    -----------------------------
                                                                  PERIOD ENDED    PERIOD ENDED    FISCAL YEAR      PERIOD ENDED
                                                                   MAY 31,         MAY 31,        ENDED MAY 31,     MAY 31,
                                                                   1999(A)         1999(D)           1999           1998(B)
                                                                  ------------    ------------    -------------    ------------
      Net asset value at Beginning of period...................     $ 1.0000        $ 1.0000         $1.0000         $ 1.0000
                                                                    --------        --------         -------         --------
      Net investment income From investment Operations.........        .0175           .0101           .0284            .0018
                                                                    --------        --------         -------         --------
      Less dividends from net investment Income                       (.0175)         (.0101)         (.0284)          (.0018)
                                                                    --------        --------         -------         --------
      Net asset value at end of period.........................     $ 1.0000        $ 1.0000         $1.0000         $ 1.0000
                                                                    --------        --------         -------         --------
                                                                    --------        --------         -------         --------
      Total Return.............................................         3.06%(c)        3.12%(c)        2.84%            3.39%(c)

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of period (millions)......................     $   11.2              --         $  23.7         $   14.0
      Ratio of expenses to average net assets..................          .25%(c)         .45%(c)         .60%             .60%(c)
      Ratio of net investment income to average net assets.....         3.13%(c)        3.04%(c)        2.79%            3.33%(c)

       ---------------
       (a)   From November 3, 1998 (Commencement of Operations) to May 31, 1999.
       (b)   From May 13, 1998 (Commencement of Operations) to May 31, 1998.
       (c)   Annualized.
       (d) From August 4, 1998 (Commencement of Operations) to December 31, 1998. (the final redemption of all outstanding shares)

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and the Board of Trustees of The Reserve Institutional
Trust:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and financial highlights present fairly, in all material respects, the financial position of The Reserve Institutional Trust (comprising, respectively, the Primary Institutional, U.S. Government Institutional, U.S. Treasury Institutional and Interstate Tax-Exempt Institutional Funds) (the "Funds") at May 31, 1999, and the results of their operations for the year then ended, the changes in their net assets for the periods presented, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

                                           PricewaterhouseCoopers LLP

New York, New York
July 23, 1999

SUPPLEMENTAL PROXY INFORMATION (UNAUDITED)

    The Special Meeting of Shareholders of the Reserve Institutional Trust (consisting of four Funds: Primary Institutional Fund, U.S. Government Institutional Fund, U.S. Treasury Institutional Fund, Interstate Tax-Exempt Institutional Fund) was held on January 15, 1999 at the offices of The Reserve Funds, 810 Seventh Avenue, New York, NY. The Meeting was held for the following purposes:

PROPOSAL                                                                                                    WHO WILL VOTE
--------                                                                                                    -------------
PROPOSAL 1

To provide for the election of Trustees                                                                      Trust Vote

PROPOSAL 2

To approve new Investment Management Agreements                                                              All Funds

PROPOSAL 4

To approve the following proposed amendments:

A. To amend the Declaration of Trust to eliminate the policy on pricing securities;                          Trust Vote

B. To amend the Declaration of Trust to permit non-material amendments;                                      Trust Vote

C. To amend the Declaration of Trust concerning the right to vote portfolio securities;                      Trust Vote

D. To amend the Declaration of Trust concerning termination or reorganization of the Trust;                  Trust Vote

E. To amend the Trusts' fundamental investment policy on the issuance of senior securities;                  All Funds

F. To amend the Trusts' fundamental investment policy regarding underwriting;                                All Funds

G. To change the designation of the Trusts' fundamental investment policy on investing for control of
   portfolio companies;                                                                                      All Funds

H. To eliminate the Trusts' fundamental investment policies regarding certain portfolio transactions;        All Funds

I.  To eliminate the Trusts' fundamental investment policy on investing in the securities of other
    investment companies;                                                                                    All Funds

J. To amend the Trusts' By-Laws concerning amendments thereto                                                Trust Vote

PROPOSAL 5

To approve changes to the Trusts' Fundamental Investment Policies to Permit a Master Fund/Feeder Fund
  Structure                                                                                                  All Funds

PROPOSAL 6

To approve the authorization of the Board of Trustees to appoint, replace or terminate sub-advisers recommended by the adviser or amend the terms of any sub-advisory agreement for the Funds without
  shareholder approval                                                                                       All Funds

PROPOSAL 7

To ratify the selection of PricewaterhouseCoopers LLP as independent public accountants for the fiscal
  year ending May 31, 1999; and                                                                              Trust Vote

PROPOSAL 8

To transact such other business as may properly come before the Meeting                                      Such Funds
                                                                                                             as Necessary

    A Quorum of the shares of the Trust and the Funds, with exception of the Reserve U.S. Treasury and Primary Institutional Fund, was not present at the Meeting.

    The results of the proxy solicitation on the above matters with respect to the U.S. Treasury and Primary Institutional Funds were as follows:


(2)   Investment Management                                                                VOTES WITHHELD/
      Agreement                                VOTES FOR            VOTES AGAINST          BROKER NON-VOTES          ABSTENTIONS
                                             -------------          -------------          ----------------          -----------
      Primary Institutional                    140,944,156               670,182                 --                    1,280,665
      US Treasury Institutional                  5,764,680               --                      --                       67,102

                                                                                           VOTES WITHHELD/
(4)                                            VOTES FOR            VOTES AGAINST          BROKER NON-VOTES          ABSTENTIONS
(E)   Senior securities                      -------------          -------------          ----------------          -----------
      Primary Institutional                    140,323,376             1,084,194                 --                    1,487,433
      US Treasury Institutional                  5,764,680               --                      --                       67,102

(F)   Underwriting
      Primary Institutional                    140,411,933             1,057,762                 --                    1,425,307
      US Treasury Institutional                  5,764,680               --                      --                       67,102

(G)   Control of portfolio companies
      Primary Institutional                    140,382,198             1,011,469                 --                    1,501,336
      US Treasury Institutional                  5,764,680               --                      --                       67,102

(H)   Portfolio transactions
      Primary Institutional                    140,519,340               959,972                 --                    1,415,689
      US Treasury Institutional                  5,764,680               --                      --                       67,102

(I)   Investing in investment
      companies
      Primary Institutional                    140,533,814               967,265                 --                    1,393,923
      US Treasury Institutional                  5,764,680               --                      --                       67,102

                                                                                            VOTES WITHHELD/
(5)   Master Fund/Feeder Fund                  VOTES FOR            VOTES AGAINST          BROKER NON-VOTES          ABSTENTIONS
                                             -------------          -------------          ----------------          -----------
      Primary Institutional                    140,665,275               894,369                 --                    1,335,359
      US Treasury Institutional                  5,764,680               --                      --                       67,102

                                                                                           VOTES WITHHELD/
(6)   Trustee Authorization                    VOTES FOR            VOTES AGAINST          BROKER NON-VOTES          ABSTENTIONS
                                             -------------          -------------          ----------------          -----------
      Primary Institutional                    140,837,874               705,022                 --                    1,352,108
      US Treasury Institutional                  5,764,680               --                      --                       67,102

    Due to the absence of a quorum for the Trust and the U.S. Government and Interstate Tax-Exempt Institutional Funds, the Chairman adjourned the Meeting with respect to the Trust and these Funds until February 17, 1999.

    The Special Meeting of Shareholders of the Reserve Institutional Trust (consisting of four Funds: Primary Institutional Fund, U.S. Government Institutional Fund, U.S. Treasury Institutional Fund, Interstate Tax-Exempt Institutional Fund) was held on February 17, 1999 at the offices of The Reserve Funds, 810 Seventh Avenue, New York, NY. A quorum of the Trust and the U.S. Government Institutional Fund was present at the Meeting. The results of the proxy solicitation as to the Trust and the U.S. Government Institutional Fund were as follows:

                                                                                           VOTES WITHHELD/
(1)   Board of Trustees                        VOTES FOR            VOTES AGAINST          BROKER NON-VOTES          ABSTENTIONS
                                             -------------          -------------          ----------------          -----------
      Bruce R. Bent                            220,424,891               --                     4,125,284                --

      Edwin Ehlert, Jr.                        220,405,880               --                     4,144,295                --

      Henri Emmet                              220,462,969               --                     4,087,206                --

      Donald Harrington                        219,945,776               --                     4,604,399                --

      Bruce R. Bent II                         220,463,032               --                     4,087,143                --

      William Viklund                          220,463,032               --                     4,087,143                --

      Vincent Mattone                          220,463,032               --                     4,087,143                --

      Diana Herrmann                           220,463,032               --                     4,087,143                --

      Richard Bassuk                           220,463,032               --                     4,087,143                --

(2)   Investment Management                                                                VOTES WITHHELD/
      Agreement                                VOTES FOR            VOTES AGAINST          BROKER NON-VOTES          ABSTENTIONS
                                             -------------          -------------          ----------------          -----------
      US Government Institutional                7,916,507               --                      --                    2,005,872



                                                                                           VOTES WITHHELD/
(4)                                            VOTES FOR            VOTES AGAINST          BROKER NON-VOTES          ABSTENTIONS
                                             -------------           -----------             ------------            -----------
(A)   Pricing Securities                      219,225,096              988,620                   --                   4,336,457
(B)   Non-material amendments                 219,192,045            1,005,754                   --                   4,352,372
(C)   Non-material amendments                 219,111,838            1,140,317                   --                   4,298,017
(D)   Termination or Reorganization           219,178,864             937,047                    --                   4,434,262
(E)   Senior securities US
      Government Institutional                 7,820,582               95,924                    --                   2,005,862
(F)   Underwriting US Government
      Institutional                            7,820,582               95,924                    --                   2,005,862
(G)   US Government Institutional              7,820,582               50,358                    --                   2,051,428
(H)   Portfolio transactions
      US Government Institutional              7,870,984               45,523                    --                   2,005,862
(I)   Investing in investment
      companies US Government
      Institutional                            7,870,984                 --                      --                   2,051,385
(J)   By-Law Amendments
      US Government Institutional              7,866,149               50,358                    --                   2,005,862


                                                                                           VOTES WITHHELD/
(5)   Master Feeder/Feeder Fund                VOTES FOR            VOTES AGAINST          BROKER NON-VOTES          ABSTENTIONS
                                             -------------           -----------             ------------            -----------
      US Government Institutional                7,866,106                50,358                 --                    2,005,905


                                                                                           VOTES WITHHELD/
(6)   Trustee Authorization                    VOTES FOR            VOTES AGAINST          BROKER NON-VOTES          ABSTENTIONS
                                             -------------           -----------             ------------            -----------
      US Government Institutional                7,820,582                95,924                 --                    2,005,862

                                                                                           VOTES WITHHELD/
(7)   PricewaterhouseCoopers LLP               VOTES FOR            VOTES AGAINST          BROKER NON-VOTES          ABSTENTIONS
                                             -------------           -----------             ------------            -----------
                                               214,116,319             1,270,201                 --                    4,163,653

    Due to the absence of a quorum for the Reserve Interstate Tax-Exempt Institutional Fund, the Chairman adjourned the Meeting with respect to that Fund until March 1, 1999.

    The Special Meeting of Shareholders of the Reserve Interstate Tax-Exempt Institutional Fund was held on March 1, 1999 at the offices of The Reserve Funds, 810 Seventh Avenue, New York, NY. The meeting was adjourned until
March 5, 1999 at which time it was held. A quorum of the shares of the Reserve Interstate Tax-Exempt Institutional Fund were present at the Meeting.

    The results of the proxy solicitation for the Interstate Tax-Exempt Institutional Fund were as follows:

(2)   Investment Management
      Agreement                               11,027,400                 --                      --                      --

                                                                                           VOTES WITHHELD/
(4)                                            VOTES FOR            VOTES AGAINST          BROKER NON-VOTES          ABSTENTIONS
                                             -------------           -----------             ------------            -----------
(E)   Senior securities                       11,027,400                 --                      --                      --
(F)   Underwriting                            11,027,400                 --                      --                      --
(G)   Control of portfolio companies          11,027,400                 --                      --                      --
(H)   Portfolio transactions
      Investing in investment                 11,027,400                 --                      --                      --
(I)   companies                               11,027,400                 --                      --                      --

                                                                                           VOTES WITHHELD/
(5)   Master Fund/Feeder Fund                  VOTES FOR            VOTES AGAINST          BROKER NON-VOTES          ABSTENTIONS
                                             -------------           -----------             ------------            -----------
                                                11,027,400               --                      --                      --

                                                                                           VOTES WITHHELD/
(6)   Trustee Authorization                    VOTES FOR            VOTES AGAINST          BROKER NON-VOTES          ABSTENTIONS
                                             -------------           -----------             ------------            -----------
                                                11,027,400               --                      --                      --

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